ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2020 (UNAUDITED)

	Principal/
	Shares/	Fair
	Contracts	Value
INVESTMENTS - 101%
Convertible Preferred Stock - 8%
United States - 8%
Blueknight Energy Partners 11.000%	80,000	470,000
Braemar Hotels & Resorts 1.375%	64,450	764,377
Chesapeake Energy Series A 5.750%	1,450	1,225
Cowen Group, Inc. 5.625%	1,020	848,518
Stanley Black & Decker Inc. 5.000%	1,060	1,256,100

Total Convertible Preferred Stock (cost $3,505,549)		3,340,220

Convertible Bonds - 82%
Bermuda - 1%
Teekay (144A) 5.000% Due 01-15-23 (b)	586,000	481,985

Canada - 4%
Colliers International Group (144A) 4.000 % Due 06-01-25 (b)	570,000	806,550
First Majestic Silver 1.875% Due 03-01-23	500,000	604,553

Total Canada		1,411,103

France - 3%
Vinci S.A. (Reg S) 0.375% Due 02-16-22 (e)	1,200,000	1,299,600

Germany - 2%
Deutsche Bank AG London (JPM) 1.000% Due 05-01-23	780,000	788,288

Ghana - 1%
Tullow Oil Jersey Ltd. (Reg S) 6.625% Due 07-12-21 (e)	800,000	520,000

India - 1%
Bharti Airtel Limited (144A) 1.500% Due 02-17-25 (b)	400,000	429,000

Switzerland - 3%
Credit Suisse AG London (Siemens) (144A)
0.125% Due 03-25-24 (b)	1,050,000	1,306,830

Convertible Bonds - 82%

United Kingdom - 2%
Barclays Bank PLC (MSFT) 0.000% Due 02-04-25 (c)	680,000	$838,984

United States - 64%
Air Transport Services Group (144A) 1.125% Due 10-15-24 (b)	590,000	622,745
Atlanticus Holdings 5.875% Due 11-30-35	700,000	490,000
Burlington Stores (144A) 2.250% Due 04-15-25 (b)	610,000	726,281
Chart Industries, Inc. 1.000% Due 11-15-24	250,000	348,125
Cleveland-Cliffs 1.500% Due 01-15-25	390,000	403,718
CNX Resources (144A) 2.250% Due 05-01-26 (b)	470,000	487,331
Colony Capital (144A) 5.750 % Due 07-15-25 (b)	600,000	891,750
CONMED Corp 2.625 % Due 02-01-24	320,000	359,600
Cowen Group, Inc. (144A) 3.000% Due 12-15-22 (b)	705,000	769,860
CyberArk Software (144A) 0.000% Due 11-15-24 (b)	400,000	391,400
Flexion Therapeutics (144A) 3.375% Due 05-01-24 (b)	1,100,000	871,956
HC2 Holdings (144A) 7.500% Due 06-01-22 (b)	750,000	624,375
Helix Energy Solutions Group 4.125% Due 09-15-23	1,230,000	990,150
Hope Bancorp (144A) 2.000% Due 05-15-38 (b)	570,000	469,538
Illumina Inc - B 0.500% Due 06-15-21	1,400,000	1,807,457
Insmed 1.750% Due 01-15-25	400,000	437,400
Jazz Investments I (144A) 2.000% Due 06-15-26 (b)	600,000	705,390
JPMorgan Chase Bank (Tencent) (Reg S) 0.000% Due 08-07-22 (d)(e)	1,100,000	1,398,375
JPMorgan Chase Bank NA (BABA) (144A) 0.125% Due 01-01-23 (b)	1,300,000	1,652,690
K12 (144A) 1.125 % Due 09-01-27 (b)	290,000	243,600
KBR (144A) 2.500% Due 11-01-23 (b)	490,000	556,150
Lending Tree (144A) 0.500 % Due 07-15-25 (b)	410,000	401,554
Liberty Media (LSXMA) 1.375% Due 10-15-23	985,000	1,080,447
Middleby (144A) 1.000 % Due 09-01-25 (b)	720,000	710,640
NCL Corporation (144A) 6.000% Due 05-15-24 (b)	420,000	492,240
NuVasive, Inc (144A) 0.375 % Due 03-15-25 (b)	595,000	520,923
Omeros 5.250 % Due 02-15-26	287,000	241,797
ON Semiconductor Corporation 1.625% Due 10-15-23	500,000	660,151
Par Pacific Holdings, Inc. 5.000% Due 06-15-21	690,000	638,250

United States - 64%
Royal Caribbean Cruises (144A) 4.250% Due 06-15-23 (b)	700,000	817,505
Sabre GLBL (144A) 4.000% Due 04-15-25 (b)	200,000	234,800
Silicon Laboratories 1.375% Due 03-01-22	490,000	530,119
Smart Global Holdings (144A) 2.250% Due 02-15-26 (b)	830,000	766,754

Southwest Airlines 1.250% Due 05-01-25	530,000	691,968
Splunk (144A) 1.125% Due 09-15-25 (b)	700,000	751,625
Team 5.000% Due 08-01-23	620,000	520,412
Theravance Biopharma 3.250% Due 11-01-23	100,000	89,250.00
Unisys 5.500% Due 03-01-21	636,000	773,535
Varex Imaging (144A) 4.000% Due 06-01-25 (b)	540,000	492,075

Total United States		25,661,936

Total Convertible Bonds (cost $32,183,206)		32,737,726

Corporate Bonds - 0%
United States - 0%
Global Brokerage 7.000% Due 02-08-23 (a)	1,520,338	1,140

Total Corporate Bonds (cost $716,232)		1,140

Common Stock - 8%
China - 0%
Emerald Plantation Holdings (c)	180,362	5,411

United States - 8%
Clear Channel Holdings, Inc (c)	285,000	285,000
Cumulus Media, Inc. (c)	200,000	1,069,000
Daseke (c)	15,704	84,330
Emmis Communication (c)	199,730	306,586
Realogy Holdings	68,026	642,165
Urban One, Inc. (c)	398,875	466,684

Total United States		2,853,765

Total Common Stock (cost $5,239,688)		2,859,176

Mutual Funds - 0%
United States - 0%
Kayne Anderson MLP Investment Company	21,958	87,612

Total United States		87,612

Total Mutual Funds (cost $105,600)		87,612

Warrants - 3%
United States - 3%
Ashland Global Holdings, Inc., $1,000 strike price, expire 3-31-29 (c)	2,260	14,894
Avaya Holdings, $25.55 strike price, expire 12-15-22 (c)	45,995	64,623
Hostess Brands, $11.50 strike price, expire 11-14-21 (c)	450,200	369,164
US Ecology, $58.67 strike price, expire 10-17-23 (c)	62,000	341,000
Verra Mobility, $11.50 strike price, expire 10-17-23 (c)	170,000	393,550

Total United States		1,183,231

Total Warrants (cost $1,894,642)		1,183,231

Escrow - 0%
China - 0%
Sino Forest Corporation escrow	1,180,000	2,950

Georgia - 0%
MIG LLC escrow	5,158,766	$6,191

Total Escrow (cost $8,867)		9,141

TOTAL INVESTMENTS (cost $43,653,784)		$40,218,246

(a)	This security is in default or deferral and interest or dividends are not being accrued on the position.
(b)	144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c)	Non-income producing securities.
(d)	All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e)	Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

Percentages are based upon the fair value as a percent of net assets as of September 30, 2020.

See notes to financial statements.

FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, Fair Value Measurement (“Topic 820”), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$0	$3,340,220	$0	$3,340,220
Convertible Bonds	0	32,737,726	0	32,737,726
Corporate Bonds	0	1,140	0	1,140
Common Stock	2,387,081	472,095	0	2,859,176
Mutual Funds	87,612	0	0	87,612
Warrants	341,000	827,337	14,894	1,183,231
Escrow	0	0	9,141	9,141
Total Investments	$2,815,693	$37,378,518	$24,035	$40,218,246

The following table summarizes the Fund’s common stock industry concentrations as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Advertising	$285,000	$0	$0	$285,000
Cable & Satellite TV	1,375,586	0	0	1,375,586
Forestry/Paper	0	5,411	0	5,411
Media Content	0	466,684	0	466,684
Real Estate Development	642,165	0	0	642,165
Trucking & Delivery	84,330	0	0	84,330
Total Common Stock	$2,387,081	$472,095	$0	$2,859,176

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Warrants	Escrow
Balance as of December 31, 2019	$11,604	$9,301
Realized gain (loss)	0	0
Net change in appreciation (depreciation)	3,290	(160)
Purchases	0	0
Sales/return of capital	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0

Balance as of December 31, 2019	$14,894	$9,141

For the nine months ended September 30, 2020, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Warrants	Escrow

$3,290	$(160)

Topic 820 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of September 30, 2020. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

Description	Fair Value as of	Valuation	Unobservable	Amount/
Assets:	September 30, 2020	Technique	Inputs	Range
Warrants	$14,894	Discount to Black-Scholes pricing model	Liquidity discount	50%
Escrow	$9,141	Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock and warrants is a liquidity discount. A significant and reasonable increase or decrease in the unobservable inputs for any of these Level 3 investments would result in a significant decrease or increase in the fair value measurement.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging (“Topic 815”), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the nine months ended September 30, 2020, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of September 30, 2020 was $1,183,231 and is included in investments on the schedule of investments.

During the nine months ended September 30, 2020, the Fund held call options which are considered derivative instruments under Topic 815. Call options are an agreement that gives the Fund the right (but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options. The Fund did not hold any call options as of September 30, 2020.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations. The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the nine months ended September 30, 2020:

		Change in
	Net Realized	Unrealized Appreciation
Derivative	Gain (Loss)	(Depreciation)
Warrants	$12,632	$(1,035,376)
Call options	$(36,013)	$198,502

	$(23,381)	$(836,874)

The following table summarizes derivative transactions for the nine months ended September 30, 2020:

		Call
	Warrants	Options
Held as of December 31, 2019	927,590	(715)
Purchased	64,440	1,260
Sold/excercised	(261,575)	(545)

Held as of March 31, 2020	730,455	0

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the nine months ended September 30, 2020, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

INCOME TAXES

At September 30, 2020, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Schedule of Investments	$43,653,784
Amortization and accretion cost adjustments not included in tax cost basis	(209,369)

Cost of investments for tax purposes	$43,444,415

Gross tax unrealized appreciation	$2,892,042
Gross tax unrealized depreciation	(6,118,212)

Net tax unrealized depreciation on investments	$(3,226,170)